PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Loss on disposal of fixed assets	$ 0.5
Depreciation expenses	$ 0.1	$ 0.1